CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Capital Stock QuestEx Gold And Copper Ltd	Capital Stock	Commitment to issue shares	Options QuestEx Gold And Copper Ltd	Options	Warrants reserve QuestEx Gold And Copper Ltd	Warrants reserve	Deficit	QuestEx Gold And Copper Ltd	Restricted Share Units Reserves	Investment Rights Reserves	Total
Balance at beginning of period at Dec. 31, 2020		$ 241,340			$ 14,885		$ 14,200	$ (161,474)				$ 108,951
Balance at beginning of period (shares) at Dec. 31, 2020		54,185,499
Private placements		$ 74,460										74,460
Private placements (shares)		3,921,888
Bought deal offering		$ 57,500										57,500
Bought deal offering (shares)		4,637,097
Share-based payments					13,910					$ 198		14,108
Exercise of options		$ 13,375			(5,085)							8,290
Exercise of options (shares)		2,448,237
Tahltan Investment rights		$ 2,500									$ 2,500	5,000
Tahltan Investment rights (shares)		199,642
Flow-through share premium		$ (23,968)										(23,968)
Share issue costs		(3,225)										(3,225)
Loss for the year								(117,567)				(117,567)
Balance at end of period at Dec. 31, 2021		$ 361,982			23,710		14,200	(279,041)		198	2,500	123,549
Balance at end of period (shares) at Dec. 31, 2021		65,392,363
Private placements		$ 18,040										18,040
Private placements (shares)		1,867,404
Bought deal offering		$ 34,500										34,500
Bought deal offering (shares)		5,702,479
Acquisition of QuestEx Gold & Copper Ltd.	$ 9,528			$ 267		$ 61			$ 9,856
Acquisition of QuestEx Gold & Copper Ltd. (shares)	1,082,553
Acquisition of exploration and evaluation interests		$ 1,670	$ 1,250									2,920
Acquisition of exploration and evaluation interests (shares)		271,340
Share-based payments					6,900					4,806		11,706
Exercise of options		$ 3,722			(1,237)							2,485
Exercise of options (shares)		479,169
Vesting of Restricted Share Units		$ 200								(200)
Vesting of Restricted Share Units (shares)		48,074
Flow-through share premium		$ (4,561)										(4,561)
Exercise of warrants		$ 41,701					(11,326)					30,375
Exercise of warrants (Shares)		2,812,500
Share issue costs		$ (2,753)										(2,753)
Loss for the year								(88,890)				(88,890)
Balance at end of period at Dec. 31, 2022		$ 464,029	$ 1,250		$ 29,640		$ 2,935	$ (367,931)		$ 4,804	$ 2,500	$ 137,227
Balance at end of period (shares) at Dec. 31, 2022		77,655,882